STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Treasury shares	10,900,000	11,400,000	11,200,000
Treasury stock reissued	2,800,000	3,100,000	1,300,000